Stock Options - Schedule of Changes in Stock Options (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2025 $ / shares	Apr. 30, 2025 $ / shares $ / shares	Oct. 31, 2024 $ / shares	Oct. 31, 2024 $ / shares	Apr. 30, 2025 $ / shares
Schedule of Changes in Stock Options [Abstract]
Number of options Outstanding, Beginning balance	5,521	5,521	5,588	5,588
Weighted average exercise price Outstanding, Beginning balance | (per share)	$ 432.38	$ 601.71	$ 434.82	$ 603.12
Number of options, Expired			(67)	(67)
Weighted average exercise price, Expired | (per share)			$ 533.14	$ 720
Number of options Outstanding, Exercisable	5,504	5,504			5,504
Weighted average exercise price Outstanding, Exercisable | (per share)	$ 436.91	$ 436.91			$ 603.46
Number of options Outstanding, Ending balance	5,521	5,521	5,521	5,521
Weighted average exercise price Outstanding, Ending balance | (per share)	$ 435.64	$ 601.7	$ 432.38	$ 601.71